Document and Entity Information	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	NiSource Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-16189
Entity Tax Identification Number	35-2108964
Entity Address Address Line 1	801 East 86th Avenue
Entity Address City Or Town	Merrillville
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46410
City Area Code	877
Local Phone Number	647-5990
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001111711
Amendment Flag	false